REDEEMABLE PREFERRED SHARES - Preference Dividend (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Nov. 07, 2016 USD ($) $ / shares shares	Nov. 07, 2016 CNY (¥) shares	Sep. 29, 2016	Dec. 31, 2016 CNY (¥)
Preference Dividend
Preference dividend (as a percent)			6.00%
Preference dividend paid	$ 50,812	¥ 343,296		¥ 343,296
Preference dividend paid in cash	11,449	76,502
Issuance of ordinary shares to settle preference dividend	$ 39,363	¥ 266,794		¥ 266,794
Ordinary shares issued as preferred stock dividends (in shares) | shares	31,490,164	31,490,164
ADS
Preference Dividend
Initial public offering price (dollar per share)	$ 10.00
Ordinary Shares
Preference Dividend
Initial public offering price (dollar per share)	$ 1.25